Finance debt - Reconciliation of cash flow from financing activities to finance line items in balance sheet (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
New finance debt		$ 0	$ 8,347	$ 984
Repayment of finance debt	[1]	(2,675)	(2,055)	(1,314)
Repayment of lease liabilities	[1]	(1,238)	(1,277)	(1,104)
Dividend paid		(1,797)	(2,330)	(3,342)
Share buy-back		(321)	(1,059)	442
Net current finance debt and other financing activities		1,195	1,365	(277)
Cash flows provided by/(used in) financing activities		(4,836)	2,991	(5,496)
Non-current finance debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance		29,118	21,754
New finance debt			8,347
Repayment of finance debt		(2,675)	(2,055)
Net current finance debt and other financing activities		(335)	72
Cash flows provided by/(used in) financing activities		(3,010)	6,364
Transfer to current portion		1,724	30
Effects of exchange rate changes		(422)	977
Other changes		(6)	(8)
Net other changes		1,296	999
Liabilities arising from financing activities, ending balance		27,404	29,118	21,754
Current finance debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance		4,591	2,939
Net current finance debt and other financing activities		2,273	1,706
Cash flows provided by/(used in) financing activities		2,273	1,706
Transfer to current portion		(1,724)	(30)
Effects of exchange rate changes		(8)	(27)
Other changes		141	3
Net other changes		(1,591)	(54)
Liabilities arising from financing activities, ending balance		5,273	4,591	2,939
Financial receivable collaterals [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance		(967)	(634)
Net current finance debt and other financing activities		(651)	(329)
Cash flows provided by/(used in) financing activities		(651)	(329)
Effects of exchange rate changes		41
Other changes			(4)
Net other changes		41	(4)
Liabilities arising from financing activities, ending balance		(1,577)	(967)	(634)
Additional paid in capital share based payment/treasury shares [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance		(1,588)	(708)
Share buy-back		(321)	(1,059)
Net current finance debt and other financing activities		(75)	(69)
Cash flows provided by/(used in) financing activities		(396)	(1,128)
Other changes		(43)	248
Net other changes		(43)	248
Liabilities arising from financing activities, ending balance		(2,027)	(1,588)	(708)
Non-controling interest [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance		19	20
Net current finance debt and other financing activities		(18)	(16)
Cash flows provided by/(used in) financing activities		(18)	(16)
Effects of exchange rate changes		(1)
Other changes		14	15
Net other changes		13	15
Liabilities arising from financing activities, ending balance		14	19	20
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance		357	859
Dividend paid		(1,797)	(2,330)
Cash flows provided by/(used in) financing activities		(1,797)	(2,330)
Divdend declared		2,041	1,833
Other changes		(19)	(20)
Net other changes		2,022	1,828
Liabilities arising from financing activities, ending balance		582	357	859
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance		4,406	4,339
Repayment of lease liabilities		(1,238)	(1,277)
Cash flows provided by/(used in) financing activities		(1,238)	(1,277)
Effects of exchange rate changes		(61)	15
New leases		476	1,349
Other changes		(21)	(5)
Net other changes		394	1,344
Liabilities arising from financing activities, ending balance		$ 3,562	4,406	4,339
Lease liabilities [member] | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance			$ 4,339
Liabilities arising from financing activities, ending balance				$ 4,339

[1]	Repayment of lease liabilities are separated from the line item Repayment of finance debt and 2019 and 2020 has been reclassified.